Note 12 - Stock Incentive Plan (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended
	Nov. 21, 2013	Nov. 03, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 03, 2012	Jun. 28, 2012	Apr. 11, 2011	Nov. 04, 2011	Nov. 16, 2014	Jul. 01, 2014	Nov. 16, 2013	Jul. 01, 2013	Nov. 16, 2012	Jul. 01, 2012	Jun. 15, 2010	Jul. 31, 2014
Note 12 - Stock Incentive Plan (Details) [Line Items]
Dividends Payable, Current (in Dollars)				$ 13,050
Restricted Stock [Member] | Vesting on July 1, 2015 [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Restricted Stock [Member] | Vesting November 16, 2015 [Member] | The 19 Key Persons [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock [Member] | Vesting November 16, 2016 [Member] | The 19 Key Persons [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock [Member] | Non-Vested [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)			510,114	568,334	671,381
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)			500,419
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			328 days
Restricted Stock [Member] | Non-Vested [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Dividends Payable, Current and Non-Current (in Dollars)				13,050
Dividends Payable, Current (in Dollars)			$ 0
Restricted Stock [Member] | The 17 Key Persons [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						435,000	119,200	290,000
Restricted Stock [Member] | Officers and Directors [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	253,500	261,000					68,480		164,000
Restricted Stock [Member] | Eurobulk Employees [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	196,500	189,000					50,720		126,000
Restricted Stock [Member] | The 19 Key Persons [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	450,000	450,000
Restricted Stock [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Number of Key People Issued Awards	19	19				17	17	17
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										50.00%	50.00%	50.00%	50.00%		50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period													46,400	26,400	46,400
Restricted Stock [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			450,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			437,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 1.02
Non-Vested [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 494,093		$ 879,648
The 2007 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Number of Key People Issued Awards				748,967
Officers and Directors [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross						246,000
Eurobulk Employees [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross						189,000
The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																1,500,000
Share-basedCompensation Arrangement by Share Based Payment Awarded Term																10 years
The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	2,500,000
Share-basedCompensation Arrangement by Share Based Payment Awarded Term																	10 years